Segmented Information - Schedule of Information with Respect to Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Equity loss	$ 196	$ 151	$ 121
Corporate and Other [Member] | E-Car [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Equity loss		$ 35	$ 66